INVENTORIES (Schedule Of Inventories) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
Raw materials	$ 124,408,741	$ 107,651,325
Work-in-process	57,457,153	42,202,306
Finished goods	61,429,618	59,717,204
Total	$ 243,295,512	$ 209,570,835